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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: March 31, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.



Item 1. Schedule of Investments.


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ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH  31, 2005
-------------------------------------------





Common Stock                          Shares    Value           Common Stock                        Shares    Value
-----------------------------         --------  -------------  -------------------------------      --------  -------------
ADVERTISING - 2.1%                                             BIOTECHNOLOGY - 3.5%
  Getty Images, Inc.*                   16,700  $   1,187,537   Celgene Corp.*                        18,400  $     626,520
  Harte-Hanks, Inc.                     18,950        521,504   Charles River Laboratories*           10,000        470,200
  Lamar Advertising Co.*                10,200        410,958   deCODE genetics, Inc.*                29,500        168,150
  Omnicom Group                          8,700        769,689   Diversa Corp.*                        35,000        174,300
  WPP Group Plc - ADR                   11,485        651,429   Genzyme Corp.*                         8,500        486,540
                                                                Human Genome Sciences, Inc.*          28,800        265,248
AEROSPACE/DEFENSE - 0.9%                                        Integra LifeSciences Hldgs.*          13,000        457,470
  Empresa Brasileira - ADR              17,500        547,750   Invitrogen Corp.*                      9,600        664,320
  Rockwell Collins, Inc.                21,400      1,017,570   Martek Biosciences Corp.*             11,600        675,004
                                                                Medimmune, Inc.*                      15,000        357,150
AGRICULTURE - 0.3%                                              Millennium Pharmaceuticals*           37,100        311,640
  Delta & Pine Land Co.                 11,300        302,953   Millipore Corp.*                       7,800        338,208
  Monsanto                               4,100        259,940   Nektar Therapeutics*                  12,200        170,068
                                                                Protein Design Labs, Inc.*            11,400        182,172
AIRLINES - 0.4%                                                 Qiagen NV - ADR*                      28,200        336,708
  Skywest, Inc.                         13,000        241,670   Vertex Pharmaceuticals, Inc.*         28,270        264,607
  Southwest Airlines Co.                34,000        483,820
                                                               BUILDING MATERIALS - 0.2%
APPAREL - 0.3%                                                  Trex Co., Inc.*                        7,500        333,000
  Coach, Inc.*                           9,800        554,778
                                                               CHEMICALS - 1.3%
BANKS - 4.6%                                                    Ecolab, Inc.                          15,000        495,450
  Boston Private Fin. Holdings          15,500        368,125   Engelhard Corp.                        9,000        269,910
  City National Corp.                    4,500        313,920   Praxair, Inc.                         10,000        479,000
  East-West Bancorp, Inc.                9,000        332,370   Sigma-Aldrich Corp.                    6,500        398,060
  First Horizon National Corp.           5,000        204,050   Symyx Technologies*                   11,000        242,550
  Investors Fin. Services Corp.         19,500        952,965   Valspar Corp.                          8,400        390,684
  Mellon Financial Corp.                34,500        984,975
  North Fork Bancorporation, Inc        12,750        353,685  COMMERCIAL SERVICES - 7.1%
  Northern Trust Corp.                  33,200      1,442,540   Apollo Group, Inc.*                   16,029      1,189,031
  Silicon Valley Bancshares*             8,300        365,698   Aramark Corp.                         14,500        381,060
  State Street Corp.                    33,600      1,470,000   Career Education Corp.*               10,800        370,008
  Synovus Financial Corp.               24,500        682,325   ChoicePoint, Inc.*                    21,400        857,284
  UCBH Holdings, Inc.                    9,500        379,050   Corporate Executive Board Co.         11,000        704,220
                                                                DeVry, Inc.*                          13,700        258,930
BEVERAGES - 0.2%                                                Education Management Corp.*           31,200        872,040
  Cott Corp. - ADR*                     15,500        375,565   Equifax, Inc.                         17,700        542,948
                                                                H & R Block, Inc.                      7,200        364,320
                                                                Iron Mountain, Inc.*                  27,000        778,410




See Notes To Financial Statements









ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH  31, 2005
--------------------------------------------



Common Stock                          Shares    Value           Common Stock                        Shares    Value
---------------------------------     --------  -------------  --------------------------------     -------   ------------
COMMERCIAL SERVICES - 7.1% (Continued)                         DIVERSIFIED FINANCIAL SERVICES - 4.3% (Continued)
  ITT Educational Services, Inc*        14,000  $     678,860   Legg Mason, Inc.                      10,900  $     850,854
  LECG Corp.*                           16,300        319,480   Raymond James Financial, Inc.         10,987        332,686
  Manpower, Inc.                        16,000        695,680   Waddell & Reed Financial, Inc.        21,250        418,625
  MoneyGram International, Inc.         26,000        490,620
  Moody's Corp.                         18,000      1,454,580  ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
  Paychex, Inc.                         25,187        827,141   Ametek, Inc.                           6,200        247,628
  Robert Half Int'l., Inc.              29,000        781,550   Littelfuse, Inc.*                      8,100        231,903
  Universal Technical Institute*         6,500        238,875   Molex, Inc.                           22,576        532,794
  Watson Wyatt & Co. Holdings           10,000        270,600
                                                               ELECTRONICS - 2.1%
COMPUTERS - 4.1%                                                Applera Corp. - Applied Biosys        19,000        374,680
  Affiliated Computer Services*          9,000        479,160   Cymer, Inc.*                           6,500        173,810
  Cadence Design Systems, Inc.*         27,000        403,380   Dolby Laboratories, Inc.*              6,400        151,040
  Cognizant Tech. Solutions*            19,556        903,487   Flir Systems, Inc.*                   14,200        429,550
  Diebold, Inc.                          5,500        301,400   Gentex Corp.                           5,000        159,500
  DST Systems, Inc.*                    10,200        471,036   II-IV, Inc.*                          10,000        174,110
  Factset Research Systems, Inc.        16,500        544,665   Jabil Circuit, Inc.*                  25,000        713,000
  Jack Henry & Associates, Inc.         20,000        360,000   Mettler Toledo Int'l., Inc.*           6,500        308,815
  Kronos, Inc.*                          6,500        332,215   Symbol Technologies, Inc.             33,664        488,128
  Lexmark International, Inc.*          18,100      1,447,457   Waters Corp.*                         16,000        572,480
  Mercury Computer Systems Inc.*        10,000        275,800
  National Instruments Corp.             8,350        225,868  ENTERTAINMENT - 0.9%
  Network Appliance, Inc.*              15,000        414,750   Alliance Gaming Corp.*                12,000        114,840
  Research In Motion Ltd. - ADR*         6,100        466,162   DreamWorks Animation SKG, Inc*         6,000        243,780
  Synopsys, Inc.*                       18,600        336,102   International Game Technology         26,000        692,640
                                                                Shuffle Master, Inc.*                 16,500        477,675
COSMETICS/PERSONAL CARE - 0.3%
  Estee Lauder Cos., Inc./The           10,000        449,900  ENVIRONMENTAL CONTROL - 0.2%
                                                                Stericycle, Inc.*                      9,200        406,640
DISTRIBUTION/WHOLESALE - 0.6%
  CDW Corp.                             16,400        929,552  FOOD - 0.8%
                                                                Hershey Foods Corp.                    7,800        471,822
DIVERSIFIED FINANCIAL SERVICES - 4.3%                           McCormick & Co., Inc.                  7,500        257,925
  AG Edwards, Inc.                       6,500        291,200   Tootsie Roll Industries, Inc.          7,755        232,724
  Ameritrade Holding Corp.*             53,800        549,298   WM Wrigley Jr. Co.                     6,800        446,080
  Amvescap Plc - ADR                    21,250        269,238
  Charles Schwab Corp./The              69,500        730,445  HEALTHCARE-PRODUCTS - 6.4%
  Eaton Vance Corp.                     36,800        860,752   Arthrocare Corp.*                     11,500        327,290
  Federated Investors, Inc.             16,500        466,950   Bausch & Lomb, Inc.                    7,200        527,760
  First Marblehead Corp.*                4,500        258,975   Beckman Coulter, Inc.                  7,500        498,300
  Franklin Resources, Inc.              24,700      1,694,667   Becton Dickinson & Co.                 9,500        553,945
  Janus Capital Group, Inc.             22,500        313,650   Biomet, Inc.                          23,675        859,403
  LaBranche & Co., Inc.*                22,000        204,160   Cooper Cos, Inc.                       6,000        437,160
                                                                CR Bard, Inc.                         12,700        864,489
                                                                Dentsply International, Inc.          11,500        625,715


See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH  31, 2005
-------------------------------------------



Common Stock                          Shares    Value           Common Stock                        Shares    Value
---------------------------------     --------  -------------  ------------------------------      ---------  -------------
HEALTHCARE-PRODUCTS - 6.4% (Continued)                         INSURANCE - 3.0% (Continued)
  Edwards Lifesciences Corp.*            8,000  $     346,320   Axis Capital Holdings, Ltd.            7,000  $     189,070
  Gen-Probe, Inc.*                       6,000        267,360   Brown & Brown, Inc.                    9,500        437,855
  Henry Schein, Inc.*                   19,000        680,960   Markel Corp.*                          1,500        517,800
  Inamed Corp*                           3,000        209,580   Marsh & McLennan Cos., Inc.           20,300        617,120
  Kyphon, Inc.*                         16,000        402,720   MBIA, Inc.                             6,500        339,755
  Patterson Cos, Inc.*                  12,400        619,008   MGIC Investment Corp.                  6,500        400,595
  Resmed, Inc.*                          6,000        338,220   Radian Group, Inc.                     6,500        310,765
  Respironics, Inc.*                     5,200        303,004   RenaissanceRe Hldgs. Ltd.- ADR         6,500        303,940
  Smith & Nephew PLC - ADR               6,500        305,695   Triad Guaranty, Inc.*                  5,100        268,311
  St. Jude Medical, Inc.*               11,000        396,165   Willis Group Holdings Ltd.            18,500        681,910
  Sybron Dental Specialties Inc*         9,000        321,390
  Techne Corp.*                         14,700        590,646  INTERNET - 2.7%
  Varian Medical Systems, Inc.*         19,200        657,792   Amazon.Com, Inc.*                     19,400        664,644
  Wright Medical Group, Inc.*            8,000        192,000   Check Point Software - ADR*           12,200        265,106
  Zimmer Holdings, Inc.*                 5,200        404,612   F5 Networks, Inc.*                     8,500        429,165
                                                                Internet Security Systems*            20,000        366,000
HEALTHCARE-SERVICES - 4.7%                                      Matrixone, Inc.*                      34,000        162,180
  Coventry Health Care, Inc.*           13,200        898,524   McAfee, Inc.*                         22,300        503,088
  DaVita, Inc.*                         14,500        607,260   Monster Worldwide, Inc.*              29,600        829,096
  Health Management Assoc., Inc.        19,500        510,510   Sina Corp. - ADR*                      9,400        292,246
  Laboratory Corp. of America*          18,100        870,972   VeriSign, Inc.*                       17,900        513,551
  Lincare Holdings, Inc.*               17,700        782,163   Websense, Inc.*                        8,500        457,300
  Manor Care, Inc.                       7,000        254,520
  Quest Diagnostics                     10,161      1,068,124  LEISURE TIME - 1.2%
  Renal Care Group, Inc.*               13,500        512,190   Brunswick Corp.                        6,500        304,135
  WellChoice, Inc.*                     21,400      1,141,048   Harley-Davidson, Inc.                  5,300        306,075
  WellPoint, Inc.*                       9,900      1,239,975   Multimedia Games, Inc.*               10,900         84,693
                                                                Royal Caribbean Cruises - ADR         16,800        750,120
HOMEBUILDERS - 1.3%                                             Sabre Holdings Corp.                  16,000        349,040
  Centex Corp.                           5,100        292,332   WMS Industries, Inc.*                 10,900        306,072
  KB Home                                2,500        293,775
  Lennar Corp.                           5,400        305,964  LODGING - 4.1%
  Pulte Homes, Inc.                      4,200        309,624   Boyd Gaming Corp.                     17,100        891,594
  Thor Industries, Inc.                  9,500        284,050   Choice Hotels International           14,400        892,080
  Toll Brothers, Inc.*                   3,900        307,125   Fairmont Hotels                       13,900        460,646
  Winnebago Industries                  12,600        397,656   Hilton Hotels Corp.                   16,000        357,600
                                                                Marriott International, Inc.          25,900      1,731,415
HOUSEHOLD PRODUCTS/WARES - 0.5%                                 Station Casinos, Inc.                 26,000      1,752,660
  Avery Dennison Corp.                   7,800        483,054   Wynn Resorts Ltd.*                    12,200        826,428
  Clorox Co.                             5,000        314,650
                                                               MACHINERY-DIVERSIFIED - 0.6%
INSURANCE - 3.0%                                                IDEX Corp.                            11,750        472,350
  AMBAC Financial Group, Inc.            5,450        407,279   Zebra Technologies Corp.*             12,000        569,880
  Arch Capital Group Ltd.*               6,600        264,264
  Arthur J Gallagher & Co.               8,500        244,460


See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH  31, 2005
-------------------------------------------



Common Stock                          Shares    Value           Common Stock                        Shares    Value
----------------------------------    --------  --------------  ------------------------------      --------  -------------
MEDIA - 4.2%                                                   PACKAGING & CONTAINERS - 0.3%
  Citadel Broadcasting Corp.*           11,000  $     151,030   Sealed Air Corp.*                      9,000  $     467,010
  Cox Radio, Inc.*                      27,000        454,140
  Cumulus Media, Inc.*                  13,598        193,772  PHARMACEUTICALS - 4.1%
  Dow Jones & Co., Inc.                  8,000        298,560   Abgenix, Inc.*                        17,900        125,300
  E.W. Scripps Co.                      10,000        487,200   Allergan, Inc.                         7,000        486,290
  Entercom Communications Corp.*        11,900        421,498   Amylin Pharmaceuticals, Inc.*          8,000        139,920
  McGraw-Hill Cos., Inc./The             5,000        436,100   Atherogenics, Inc.*                   10,000        130,900
  Meredith Corp.                        11,100        520,035   Caremark Rx, Inc.*                    22,000        874,500
  New York Times Co.                    14,500        530,410   Cephalon, Inc.*                        7,100        332,493
  Radio One, Inc. - Class A*            14,225        208,823   Express Scripts, Inc.*                10,400        906,776
  Radio One, Inc. - Class D*            16,000        235,360   Gilead Sciences, Inc.*                20,000        716,000
  Regent Communications, Inc.*          47,500        254,125   IVAX Corp.*                           26,200        517,974
  Rogers Communications, Inc.           19,600        533,904   Medco Health Solutions, Inc.*         21,000      1,039,605
  Salem Communications Corp.*           16,700        344,020   Medicines Co.*                         9,500        215,270
  Spanish Broadcasting System*          49,000        502,740   Medicis Pharmaceutical                 6,000        179,700
  Univision Communications, Inc*        27,700        766,182   Neurocrine Biosciences, Inc.*          4,700        178,788
  Washington Post                          500        445,875   Omnicare, Inc.                        12,000        425,400
  Westwood One, Inc.*                   13,500        274,050   OSI Pharmaceuticals, Inc.*             4,900        202,566
                                                                Sepracor, Inc.*                        6,500        373,100
METAL FABRICATING - 0.3%
  Kaydon Corp.                           9,500        298,300  RETAIL - 6.4%
  Precision Castparts Corp.              3,300        254,133   99 Cents Only Stores*                 14,500        190,820
                                                                Bed Bath & Beyond, Inc.*              14,200        519,294
MISCELLANEOUS MANUFACTURING - 1.4%                              Cheesecake Factory/The*                8,700        308,415
  Cuno, Inc.*                            6,400        328,896   CVS Corp.                              7,600        399,456
  Danaher Corp.                          6,200        330,894   Dollar General Corp.                  45,926      1,005,320
  Dover Corp.                            6,000        226,560   Dollar Tree Stores, Inc.*             15,750        452,025
  ITT Industries, Inc.                   5,000        451,100   Family Dollar Stores, Inc.            37,900      1,150,644
  Pall Corp.                            15,000        406,950   Fred's, Inc.                          11,000        188,870
  Roper Industries, Inc.                 8,600        563,816   Men's Wearhouse, Inc.*                12,225        514,917
                                                                O'Reilly Automotive, Inc.*             6,500        322,400
OFFICE FURNISHINGS - 0.3%                                       Outback Steakhouse, Inc.               4,000        182,800
  HNI Corp.                              9,500        425,410   Petsmart, Inc.                        21,000        603,750
                                                                Ross Stores, Inc.                     27,000        786,240
OIL & GAS - 0.7%                                                Ruby Tuesday, Inc.                     8,700        211,062
  Murphy Oil Corp.                       4,600        454,158   Staples, Inc.                         20,800        653,120
  XTO Energy, Inc.                      23,300        766,104   Tiffany & Co.                         37,200      1,283,772
                                                                TJX Cos., Inc.                        50,500      1,243,815
OIL & GAS SERVICES - 2.1%                                       Williams-Sonoma, Inc.*                21,200        778,040
  Baker Hughes, Inc.                    18,300        815,082
  BJ Services Co.*                      17,200        892,336
  Cooper Cameron Corp.*                  8,400        480,648
  Smith International, Inc.*            12,300        771,702
  Weatherford Int'l. Ltd. - ADR*         9,535        552,172

See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH  31, 2005
--------------------------------------------


                                                                Common Stock and                    Shares/
Common Stock                          Shares    Value           Repurchase Agreement                Principal Value
--------------------------------      --------  ------------    -------------------------------     --------- -------------
SEMICONDUCTORS - 9.4%                                          TELECOMMUNICATIONS - 2.3%
  Altera Corp.*                         80,900  $   1,600,202   Adtran, Inc.                           8,000  $     141,120
  AMIS Holdings, Inc.*                  24,200        273,218   American Tower Corp.*                 27,800        506,516
  Analog Devices, Inc.                  37,600      1,358,488   Corning, Inc.*                        49,600        551,552
  Broadcom Corp.*                       20,200        604,384   Crown Castle International*           29,500        473,475
  Integrated Circuit Systems*            9,000        172,080   JDS Uniphase Corp.*                  183,600        306,612
  Intersil Corp.                        23,200        401,824   Juniper Networks, Inc.*               34,000        750,040
  Kla-Tencor Corp.                      10,600        487,600   Nextel Partners, Inc.*                44,600        979,416
  Lam Research Corp.*                   16,000        461,760   Plantronics, Inc.                      6,500        247,520
  Linear Technology Corp.               43,800      1,677,540
  Marvell Technology Grp. - ADR*        20,700        793,638  TEXTILES - 0.5%
  Maxim Integrated Products             37,300      1,522,213   Cintas Corp.                          21,000        867,510
  Microchip Technology, Inc.            60,657      1,577,689
  National Semiconductor Corp.          77,300      1,592,380  TOYS/GAMES/HOBBIES - 0.3%
  Novellus Systems, Inc.*               16,600        443,552   Mattel, Inc.                          24,625        525,251
  Power Integrations, Inc.*              9,000        188,640
  QLogic Corp.*                         15,000        607,500  TRANSPORTATION - 1.2%
  Semtech Corp.*                        15,000        268,050   CH Robinson Worldwide, Inc.           13,500        695,655
  Silicon Laboratories, Inc.*           13,300        395,143   Expeditors Int'l. Washington          13,300        712,215
  Xilinx, Inc.                          47,900      1,400,117   Landstar System, Inc.*                 4,000        131,040
                                                                UTI Worldwide, Inc.                    6,000        416,700
SOFTWARE - 7.1%                                                                                                 -----------
  Activision, Inc.*                     26,666        394,657  TOTAL COMMON STOCK - 99.9%
  Adobe Systems, Inc.                   23,500      1,578,495   (Cost $131,367,751)                             168,759,150
  BMC Software, Inc.*                   29,100        436,355
  Certegy, Inc.                         20,000        693,000  REPURCHASE AGREEMENT - 0.2%
  Citrix Systems, Inc.*                 25,000        595,500   Fifth Third Bank, 2.50%, 4/1/05,
  Cognos, Inc. - ADR*                   17,000        709,750   dated 3/31/05, with maturity value of
  Dun & Bradstreet Corp.*                8,500        522,325   $344,255 (Collateralized by $365,742
  Electronic Arts, Inc.*                 9,000        467,280   Federal Home Loan Mortgage Corp.
  Fair Isaac Corp.                      12,150        417,960   obligation, 4.00%, 7/1/18,
  Filenet Corp.*                         7,500        170,400   market value $351,209)             $ 344,232        344,232
  Fiserv, Inc.*                         14,500        576,955                                                  ------------
  Global Payments, Inc.                  5,500        354,640  TOTAL INVESTMENTS IN SECURITIES - 100.1%
  Hyperion Solutions Corp.*              6,000        264,600   (Cost $131,711,983)                             169,103,382
  IMS Health, Inc.                      28,588        697,261
  Intuit, Inc.*                         21,600        945,648  OTHER ASSETS LESS LIABILITIES - (0.1)%              (132,276)
  Mercury Interactive Corp.*            14,200        672,370                                                  ------------
  Novell, Inc.                          30,800        183,568  TOTAL NET ASSETS - 100.0%                      $ 168,971,106
  Red Hat, Inc.*                        57,700        629,507                                                 =============
  SEI Investments Co.                   11,700        422,838
  Salesforce.com, Inc.*                 20,100        301,299
  Veritas Software Corp.*               42,950        996,870

*Securities are non-income producing
ADR - American Depositary Receipt


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
---------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
-----------------------------        --------  ------------  --------------------------------     --------  -------------
ADVERTISING - 0.7%                                           BANKS - 4.7% (Continued)
 Getty Images, Inc.*                    7,500  $    533,325   US Bancorp                            30,928  $     890,726
 Harte-Hanks, Inc.                      7,900       217,408   Wells Fargo & Co.                     50,230      3,005,763
 Lamar Advertising Co.*                 4,300       173,247
 Omnicom Group                         12,700     1,123,569  BEVERAGES - 1.0%
 WPP Group Plc - ADR                    4,589       260,288   Anheuser-Busch Cos., Inc.              9,500        450,110
                                                              Coca-Cola Co./The                     32,800      1,366,120
AEROSPACE / DEFENSE - 1.0%                                    Cott Corp. - ADR*                      4,900        118,727
 Boeing Co./The                        14,440       843,440   Diageo Plc - ADR                       6,800        387,056
 Empresa Brasileira - ADR               8,200       256,660   PepsiCo, Inc.                         24,700      1,309,594
 General Dynamics Corp.                 6,900       738,438
 Lockheed Martin Corp.                 10,500       640,815  BIOTECHNOLOGY - 0.7%
 Rockwell Collins, Inc.                 9,100       432,705   Celgene Corp.*                         9,600        326,880
 United Technologies Corp.              5,900       599,381   Charles River Laboratories*            4,200        197,484
                                                              deCODE genetics, Inc.*                14,300         81,510
AGRICULTURE - 0.9%                                            Diversa Corp.*                        12,500         62,250
 Altria Group, Inc.                    37,800     2,470,986   Genzyme Corp.*                         3,600        206,064
 Delta & Pine Land Co.                  4,700       126,007   Human Genome Sciences, Inc.*          10,300         94,863
 UST, Inc.                              9,500       491,435   Integra LifeSciences Hldgs.*           3,800        133,722
                                                              Invitrogen Corp.*                      4,000        276,800
AIRLINES - 0.3%                                               Martek Biosciences Corp.*              4,900        285,131
 Skywest, Inc.                          6,000       111,540   Medimmune, Inc.*                       4,800        114,288
 Southwest Airlines Co.                63,500       903,605   Millennium Pharmaceuticals*           16,100        135,240
                                                              Millipore Corp.*                       3,300        143,088
APPAREL - 0.1%                                                Nektar Therapeutics*                   6,500         90,610
 Coach, Inc.*                           4,100       232,101   Protein Design Labs, Inc.*             6,700        107,066
                                                              Qiagen NV - ADR*                      12,800        152,832
BANKS - 4.7%                                                  Vertex Pharmaceuticals, Inc.*         10,750        100,620
 Bank of America Corp.                 51,826     2,282,935
 Bank of New York Co., Inc./The        62,800     1,823,084  BUILDING MATERIALS - 0.0%
 BB&T Corp.                             9,900       386,793   Trex Co., Inc.*                        3,400        150,960
 Boston Private Fin. Holdings           4,300       102,125
 City National Corp.                    2,100       146,496  CHEMICALS - 1.1%
 East-West Bancorp, Inc.                5,500       203,115   Dow Chemical Co./The                  13,083        652,057
 Fifth Third Bancorp                   12,900       556,377   EI Du Pont de Nemours & Co.           10,300        527,772
 First Horizon National Corp.          13,200       538,692   Ecolab, Inc.                           6,100        201,483
 Investors Fin. Services Corp.          8,700       425,169   Engelhard Corp.                       17,000        509,830
 Mellon Financial Corp.                48,800     1,393,240   Praxair, Inc.                         15,700        752,030
 Northern Trust Corp.                  33,800     1,468,610   Rohm & Haas Co.                       10,000        479,600
 North Fork Bancorporation, Inc        20,400       565,896   Sigma-Aldrich Corp.                    2,000        122,480
 Silicon Valley Bancshares*             3,500       154,210   Symyx Technologies*                    3,800         83,790
 State Street Corp.                    45,400     1,986,250   Valspar Corp.                         11,500        534,865
 Synovus Financial Corp.               10,800       300,780
 UCBH Holdings, Inc.                    4,000       159,600


See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
----------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
---------------------------------    --------  -----------   ---------------------------------    --------  -------------
COMMERCIAL SERVICES - 1.4%                                   COSMETICS/PERSONAL CARE - 0.9%
 Apollo Group, Inc.*                    6,945  $    515,180   Colgate-Palmolive Co.                 30,300  $   1,580,145
 Aramark Corp.                          6,300       165,564   Estee Lauder Cos., Inc./The            3,900        175,461
 Career Education Corp.*                4,500       154,170   Kimberly-Clark Corp.                  13,700        900,090
 ChoicePoint, Inc.*                     8,666       347,160   Procter & Gamble Co.                  10,000        530,000
 Corporate Executive Board Co.          4,900       313,698
 DeVry, Inc.*                           5,700       107,730  DISTRIBUTION/WHOLESALE - 0.1%
 Education Management Corp.*           14,000       391,300   CDW Corp.                              7,000        396,760
 Equifax, Inc.                          5,500       168,713
 H & R Block, Inc.                      3,200       161,920  DIVERSIFIED FINANCIAL SERVICES - 4.0%
 Iron Mountain, Inc.*                   9,675       278,930   AG Edwards, Inc.                      12,700        568,960
 ITT Educational Services, Inc*         4,900       237,601   American Express Co.                  20,000      1,027,300
 LECG Corp.*                            7,600       148,960   Ameritrade Holding Corp.*             24,500        250,145
 Manpower, Inc.                         5,300       230,444   Amvescap Plc - ADR                    46,050        583,454
 MoneyGram International, Inc.          9,700       183,039   Charles Schwab Corp./The              29,200        306,892
 Moody's Corp.                          7,700       622,237   Citigroup, Inc.                       76,744      3,448,108
 Paychex, Inc.                         10,793       354,442   Countrywide Financial Corp.           11,598        376,819
 Robert Half Int'l., Inc.              12,500       336,875   Eaton Vance Corp.                     15,800        369,562
 Universal Technical Institute*         4,200       154,350   Federated Investors, Inc.             21,000        594,300
 Watson Wyatt & Co. Holdings            4,900       132,594   First Marblehead Corp.*                1,900        109,345
                                                              Franklin Resources, Inc.               9,900        679,239
COMPUTERS - 1.9%                                              Goldman Sachs Group, Inc.             11,800      1,297,292
 Affiliated Computer Services*          3,900       207,636   Janus Capital Group, Inc.             32,000        446,080
 Cadence Design Systems, Inc.*         12,800       191,232   LaBranche & Co., Inc.*                 9,900         91,872
 Cognizant Tech. Solutions*            11,168       515,962   Legg Mason, Inc.                       4,550        355,173
 Dell, Inc.*                           34,900     1,340,858   Lehman Brothers Holdings, Inc.         5,133        482,502
 Diebold, Inc.                          2,300       126,040   Merrill Lynch & Co., Inc.             14,700        831,579
 DST Systems, Inc.*                     5,100       235,518   Morgan Stanley                        24,800      1,419,800
 Factset Research Systems, Inc.         7,200       237,672   Raymond James Financial, Inc.          4,500        136,260
 IBM Corp.                             22,200     2,027,748   Waddell & Reed Financial, Inc.        26,800        527,960
 Jack Henry & Associates, Inc.          9,300       167,400
 Kronos, Inc.*                          3,000       153,330  ELECTRIC - 1.4%
 Lexmark International, Inc.*           7,800       623,766   Duke Energy Corp.                     17,500        489,125
 Mercury Computer Systems Inc.*         4,200       115,836   Entergy Corp.                          7,000        494,900
 National Instruments Corp.             3,450        93,323   Exelon Corp.                          21,250        974,525
 Network Appliance, Inc.*               7,300       201,845   FirstEnergy Corp.                      8,688        364,114
 Research In Motion Ltd. - ADR*         2,700       206,334   FPL Group, Inc.                       11,000        440,880
 Synopsys, Inc.*                        7,900       142,753   Pinnacle West Capital Corp.            9,100        387,114
                                                              Progress Energy, Inc.                 10,400        436,280
                                                              SCANA Corp.                           10,400        396,968
                                                              Southern Co./The                      14,000        445,480
                                                              Teco Energy, Inc.                     23,500        368,950




See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
---------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
--------------------------------     --------  ------------  -------------------------------      --------  -------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%                     HEALTHCARE-PRODUCTS - 2.2%
 Ametek, Inc.                           2,800  $    111,832   Arthrocare Corp.*                      4,800  $     136,608
 Belden CDT, Inc.*                     20,700       456,435   Bausch & Lomb, Inc.                    2,900        212,570
 Emerson Electric Co.                   6,000       389,160   Baxter International, Inc.            15,500        526,845
 Littelfuse, Inc.*                      3,400        97,342   Beckman Coulter, Inc.                  3,300        219,252
 Molex, Inc.                           10,660       251,576   Becton Dickinson & Co.                 3,000        174,930
                                                              Biomet, Inc.                          11,950        433,785
ELECTRONICS - 0.6%                                            Cooper Cos, Inc.                       3,300        240,438
 Applera Corp. - Applied Biosys         8,000       157,760   CR Bard, Inc.                          5,100        347,157
 AVX Corp.                             22,800       279,300   Dentsply International, Inc.           5,200        282,932
 Cymer, Inc.*                           2,900        77,546   Edwards Lifesciences Corp.*            3,600        155,844
 Dolby Laboratories, Inc.*              2,700        63,720   Gen-Probe, Inc.*                       3,500        155,960
 Flir Systems, Inc.*                    6,000       181,500   Henry Schein, Inc.*                    8,400        301,056
 Gentex Corp.                           3,600       114,840   Inamed Corp*                           2,500        174,650
 II-IV                                  4,000        69,644   Johnson & Johnson                     30,800      2,069,144
 Jabil Circuit, Inc.*                  24,200       690,184   Kyphon, Inc.*                         10,900        274,353
 Mettler Toledo Int'l., Inc.*           3,000       142,530   Patterson Cos, Inc.*                   5,200        259,584
 Symbol Technologies, Inc.             11,387       165,112   Resmed, Inc.*                          2,500        140,925
 Waters Corp.*                          6,100       218,258   Respironics, Inc.*                     2,200        128,194
                                                              Smith & Nephew PLC - ADR               2,400        112,872
ENTERTAINMENT - 0.2%                                          St. Jude Medical, Inc.*                4,600        165,669
 Alliance Gaming Corp.*                 4,300        41,151   Sybron Dental Specialties Inc*         4,200        149,982
 DreamWorks Animation SKG, Inc*         2,500       101,575   Techne Corp.*                          6,500        261,170
 International Game Technology         10,800       287,712   Varian Medical Systems, Inc.*          8,800        301,488
 Shuffle Master, Inc.*                  8,550       247,523   Wright Medical Group, Inc.*            3,600         86,400
                                                              Zimmer Holdings, Inc.*                 2,100        163,401
ENVIRONMENTAL CONTROL - 0.1%
 Stericycle, Inc.*                      4,000       176,800  HEALTHCARE-SERVICES - 2.2%
                                                              Coventry Health Care, Inc.*            6,700        456,069
FOOD - 0.6%                                                   DaVita, Inc.*                          6,150        257,562
 General Mills, Inc.                   14,300       702,702   Health Management Assoc., Inc.         8,100        212,058
 Hershey Foods Corp.                    3,400       205,666   Laboratory Corp. of America*           7,700        370,524
 McCormick & Co., Inc.                  3,700       127,243   Lincare Holdings, Inc.*                5,400        238,626
 Sysco Corp.                           20,000       715,600   Manor Care, Inc.                       3,200        116,352
 Tootsie Roll Industries, Inc.          3,233        97,027   Quest Diagnostics                     12,094      1,271,321
 WM Wrigley Jr. Co.                     3,000       196,800   Renal Care Group, Inc.*                5,700        216,258
                                                              UnitedHealth Group, Inc.              12,970      1,237,079
FOREST PRODUCTS & PAPER - 0.2%                                WellChoice, Inc.*                      9,700        517,204
 International Paper Co.               14,700       540,372   WellPoint, Inc.*                      21,800      2,730,450
 Neenah Paper, Inc.                       415        13,948



See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
---------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
-------------------------------      --------  ------------  -------------------------------      --------  -------------
HOME BUILDERS - 0.6%                                         INTERNET - 0.6%
 Centex Corp.                          10,600  $    607,592   Amazon.Com, Inc.*                      8,000  $     274,080
 KB Home                                1,100       129,261   Check Point Software - ADR*            8,100        176,013
 Lennar Corp.                          11,100       628,926   F5 Networks, Inc.*                     3,800        191,862
 Pulte Homes, Inc.                      1,500       110,580   Internet Security Systems*             6,400        117,120
 Thor Industries, Inc.                  6,700       200,330   Matrixone, Inc.*                      17,300         82,521
 Toll Brothers, Inc.*                   1,700       133,875   McAfee, Inc.*                          9,400        212,064
 Winnebago Industries                   3,400       107,304   Monster Worldwide, Inc.*              13,500        378,135
                                                              Sina Corp. - ADR*                      4,200        130,578
HOUSEHOLD PRODUCTS/WARES - 0.4%                               VeriSign, Inc.*                        6,300        180,747
 Avery Dennison Corp.                  10,300       637,879   Websense, Inc.*                        4,000        215,200
 Clorox Co.                            10,000       629,300
                                                             LEISURE TIME - 0.3%
INSURANCE - 3.2%                                              Brunswick Corp.                        3,000        140,370
 Aflac, Inc.                           17,700       658,971   Harley-Davidson, Inc.                  2,200        127,050
 AMBAC Financial Group, Inc.            2,300       171,879   Multimedia Games, Inc.*                4,500         34,965
 American International Group          35,780     1,982,928   Royal Caribbean Cruises - ADR          7,400        330,410
 Arch Capital Group Ltd.*               2,700       108,108   Sabre Holdings Corp.                   5,500        119,983
 Arthur J Gallagher & Co.               5,700       163,932   WMS Industries, Inc.*                  4,600        129,168
 Axis Capital Holdings, Ltd.            3,700        99,937
 Brown & Brown, Inc.                    4,700       216,623  LODGING - 1.2%
 Cincinnati Financial Corp.             8,820       384,155   Boyd Gaming Corp.                      7,200        375,408
 Hartford Financial Svcs. Grp.          6,000       410,940   Choice Hotels International            7,300        452,235
 Jefferson-Pilot Corp.                  9,200       450,984   Fairmont Hotels                        5,000        165,700
 Markel Corp.*                            400       138,080   Hilton Hotels Corp.                    7,400        165,390
 Marsh & McLennan Cos., Inc.           38,200     1,161,280   Marriott International, Inc.          26,200      1,751,470
 MBIA, Inc.                            11,150       582,811   Station Casinos, Inc.                 11,900        802,179
 MGIC Investment Corp.                  9,900       610,137   Wynn Resorts Ltd.*                     5,100        345,474
 Prudential Financial, Inc.             8,300       475,839
 Progressive Corp./The                  8,800       807,400  MACHINERY-CONSTRUCTION & MINING - 0.1%
 Radian Group, Inc.                     2,700       129,087   Caterpillar, Inc.                      4,900        447,713
 RenaissanceRe Hldgs. Ltd.- ADR        12,300       575,148
 St Paul Travelers Cos. Inc/The        14,000       513,940  MACHINERY-DIVERSIFIED - 0.1%
 Triad Guaranty, Inc.*                  2,800       147,308   IDEX Corp.                             4,050        162,810
 Willis Group Holdings Ltd.            36,500     1,345,390   Zebra Technologies Corp.*              5,400        256,446


See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
---------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
-------------------------------      --------  ------------  ------------------------------       --------  -------------
MEDIA - 3.3%                                                 OFFICE FURNISHINGS - 0.2%
 Citadel Broadcasting Corp.*            6,300  $     86,499   HNI Corp.                             14,800  $     662,744
 Clear Channel Communications          48,368     1,668,938
 Cox Radio, Inc.*                      15,400       259,028  OIL & GAS - 3.1%
 Cumulus Media, Inc.*                   7,033       100,220   Apache Corp.                           8,900        544,680
 Dow Jones & Co., Inc.                 13,200       492,624   BP Plc - ADR                          28,892      1,802,572
 Entercom Communications Corp.*         5,000       177,100   ChevronTexaco Corp.                   26,542      1,547,399
 Gannett Co., Inc.                      8,300       655,949   Devon Energy Corp.                    11,200        535,360
 McGraw-Hill Cos., Inc./The            13,700     1,194,914   Exxon Mobil Corp.                     29,902      1,785,747
 Meredith Corp.                         4,700       220,195   Murphy Oil Corp.                       7,700        760,221
 New York Times Co.                     6,400       234,112   Royal Dutch Petroleum Co.- ADR        16,100        965,678
 News Corp. Ltd. - ADR                 22,000       387,420   Total SA - ADR                        15,600      1,828,788
 Radio One, Inc. - Class D*            12,600       185,346   XTO Energy, Inc.                      25,066        824,170
 Regent Communications, Inc.*          20,500       109,675
 Rogers Communications, Inc.            8,500       231,540  OIL & GAS SERVICES - 1.3%
 Salem Communications Corp.*            8,800       181,280   Baker Hughes, Inc.                    30,300      1,349,562
 E.W. Scripps Co.                       5,000       243,600   BJ Services Co.*                      17,600        913,088
 Spanish Broadcasting System*          16,700       171,342   Cooper Cameron Corp.*                  3,800        217,436
 Time Warner, Inc.*                    56,400       988,692   Schlumberger Ltd.                     12,380        873,409
 Univision Communications, Inc*        13,700       378,942   Smith International, Inc.*            14,000        878,360
 Viacom, Inc.                          39,694     1,382,542   Weatherford Int'l. Ltd. - ADR*         5,100        295,341
 Walt Disney Co.                       38,400     1,102,848
 Washington Post                          900       802,575  PACKAGING & CONTAINERS - 0.2%
 Westwood One, Inc.*                    5,700       115,710   Sealed Air Corp.*                     12,200        633,058

METAL FABRICATING/HARDWARE - 0.2%                            PHARMACEUTICALS - 3.2%
 Kaydon Corp.                          18,400       577,760   Abbott Laboratories                   20,375        949,271
 Precision Castparts Corp.              1,500       115,515   Abgenix, Inc.*                        12,100         84,700
                                                              Allergan, Inc.                         2,600        180,622
MINING - 0.8%                                                 Amylin Pharmaceuticals, Inc.*          4,700         82,203
 Alcoa, Inc.                           38,500     1,168,090   Atherogenics, Inc.*                    5,000         65,450
 BHP Billiton Ltd. - ADR               29,500       825,410   Bristol-Myers Squibb Co.              25,000        636,500
 Rio Tinto Plc - ADR                    6,000       778,500   Caremark Rx, Inc.*                     9,300        369,675
                                                              Cephalon, Inc.*                        4,100        192,003
MISCELLANEOUS MANUFACTURING - 2.7%                            Eli Lilly & Co.                       14,200        739,394
 3M Co.                                12,800     1,096,192   Express Scripts, Inc.*                 4,500        392,355
 Cuno, Inc.*                            2,700       138,753   Gilead Sciences, Inc.*                 8,700        311,460
 Danaher Corp.                          2,600       138,762   GlaxoSmithKline Plc - ADR             17,900        820,715
 Dover Corp.                           14,300       539,968   IVAX Corp.*                           13,000        257,010
 General Electric Co.                 145,300     5,239,518   Medco Health Solutions, Inc.*          8,598        425,644
 Honeywell International, Inc.         21,600       803,952   Medicines Co.*                         4,000         90,640
 Illinois Tool Works, Inc.              7,500       670,125   Medicis Pharmaceutical                 2,900         86,855
 ITT Industries, Inc.                   1,700       153,374   Merck & Co., Inc.                     30,400        983,744
 Pall Corp.                             7,400       200,762
 Roper Industries, Inc.                 3,600       236,016

See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
----------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
---------------------------------    --------  ------------  -------------------------------      --------  ------------
PHARMACEUTICALS - 3.2% (Continued)                           SEMICONDUCTORS - 3.7%
 Neurocrine Biosciences, Inc.*          2,000  $     76,080   Altera Corp.*                         36,400  $     719,992
 Omnicare, Inc.                         5,000       177,250   AMIS Holdings, Inc.*                  10,100        114,029
 OSI Pharmaceuticals, Inc.*             1,500        62,010   Analog Devices, Inc.                  45,100      1,629,463
 Pfizer, Inc.                         103,386     2,714,916   Broadcom Corp.*                        8,200        245,344
 Schering-Plough Corp.                 24,000       435,360   Integrated Circuit Systems*            4,300         82,216
 Sepracor, Inc.*                        3,100       177,940   Intel Corp.                           86,700      2,014,041
 Wyeth                                 18,300       771,437   Intersil Corp.                        10,300        178,396
                                                              Kla-Tencor Corp.                       5,500        253,000
PIPELINES - 0.2%                                              Lam Research Corp.*                    7,800        225,108
 Williams Cos., Inc.                   34,600       651,172   Linear Technology Corp.               19,000        727,700
                                                              Marvell Technology Grp. - ADR*         9,000        345,060
REAL ESTATE - 0.1%                                            Maxim Integrated Products             46,900      1,913,989
 St. Joe Co./The                        7,500       506,025   Microchip Technology, Inc.            26,412        686,976
                                                              National Semiconductor Corp.          76,100      1,567,660
REAL ESTATE INVESTMENT TRUSTS - 0.3%                          Novellus Systems, Inc.*                6,300        168,336
 CarrAmerica Realty Corp.              14,400       453,888   Power Integrations, Inc.*              5,000        104,800
 Equity Office Properties Trust        16,000       481,920   QLogic Corp.*                          6,600        267,300
                                                              Semtech Corp.*                         8,000        142,960
RETAIL - 3.1%                                                 Silicon Laboratories, Inc.*            5,600        166,376
 99 Cents Only Stores*                  7,000        92,120   Texas Instruments, Inc.               34,500        878,715
 Bed Bath & Beyond, Inc.*               7,900       288,903   Xilinx, Inc.                          21,900        640,137
 Cheesecake Factory/The*                3,600       127,620
 CVS Corp.                              3,200       168,192  SOFTWARE - 3.3%
 Dollar General Corp.                  19,757       432,481   Activision, Inc.*                     10,666        157,857
 Dollar Tree Stores, Inc.*              8,300       238,210   Adobe Systems, Inc.                   10,600        712,002
 Family Dollar Stores, Inc.            38,500     1,168,860   Automatic Data Processing             31,500      1,415,295
 Fred's, Inc.                           4,600        78,982   BMC Software, Inc.*                    9,900        148,451
 Home Depot, Inc.                      37,000     1,414,510   Certegy, Inc.                         10,900        377,685
 McDonald's Corp.                      24,200       753,830   Citrix Systems, Inc.*                  8,800        209,616
 Men's Wearhouse, Inc.*                 4,250       179,010   Cognos, Inc. - ADR*                    6,700        279,725
 O'Reilly Automotive, Inc.*             3,000       148,800   Computer Associates Int'l.            18,800        509,668
 Outback Steakhouse, Inc.              12,900       589,530   Dun & Bradstreet Corp.*               11,050        679,023
 Petsmart, Inc.                         8,500       244,375   Electronic Arts, Inc.*                 3,600        186,912
 Ross Stores, Inc.                     11,700       340,704   Fair Isaac Corp.                       5,100        175,440
 Ruby Tuesday, Inc.                     3,600        87,336   Filenet Corp.*                         4,100         93,152
 Staples, Inc.                          7,600       238,640   First Data Corp.                      15,652        615,750
 Tiffany & Co.                         14,400       496,944   Fiserv, Inc.*                          6,850        272,562
 TJX Cos., Inc.                        51,600     1,270,908   Global Payments, Inc.                  2,300        148,304
 Wal-Mart Stores, Inc.                 42,700     2,138,843   Hyperion Solutions Corp.*              4,000        176,400
 Williams-Sonoma, Inc.*                 8,800       322,960



See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS  (UNAUDITED)
MARCH 31, 2005
---------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
---------------------------------    --------  -----------   --------------------------------     --------  -------------
SOFTWARE - 3.3% (Continued)                                  TEXTILES - 0.1%
 IMS Health, Inc.                      12,218  $    297,997   Cintas Corp.                           7,800  $     322,218
 Intuit, Inc.*                          8,500       372,130
 Mercury Interactive Corp.*             6,600       312,510  TOYS/GAMES/HOBBIES - 0.1%
 Microsoft Corp.                      118,000     2,849,700   Mattel, Inc.                           9,325        198,902
 Novell, Inc.                          18,000       107,280
 Oracle Corp.*                         51,000       636,990  TRANSPORTATION - 0.3%
 Red Hat, Inc.*                        24,200       264,022   CH Robinson Worldwide, Inc.            6,400        329,792
 Salesforce.com, Inc.*                  8,800       131,912   Expeditors Int'l. Washington           5,600        299,880
 SEI Investments Co.                    4,900       177,086   Landstar System, Inc.*                 4,400        144,144
 Veritas Software Corp.*               20,300       471,163   UTI Worldwide, Inc.                    2,600        180,570

TELECOMMUNICATIONS - 3.1%                                    U.S. GOVERNMENT AGENCIES - 0.6%
 Adtran, Inc.                           6,200       109,368   Fannie Mae                            26,500      1,442,660
 Alltel Corp.                          10,086       553,015   Freddie Mac                           11,600        733,120
 American Tower Corp.*                 12,100       220,462                                                 -------------
 BellSouth Corp.                       29,600       778,184  TOTAL COMMON STOCK - 63.1%
 Cisco Systems, Inc.*                 120,900     2,162,901   (Cost $182,040,832)                           $ 218,367,615
 Corning, Inc.*                        24,000       266,880                                                 =============
 Crown Castle International*           13,000       208,650
 JDS Uniphase Corp.*                   78,300       130,761
 Juniper Networks, Inc.*               14,500       319,870
 Nextel Partners, Inc.*                26,900       590,724
 Nokia OYJ - ADR                       59,800       921,518
 Plantronics, Inc.                      3,000       114,240
 SBC Communciations, Inc.              43,496     1,029,985
 TELUS Corp.                           43,500     1,343,715
 Verizon Communications, Inc.          37,900     1,344,313
 Vodafone Group Plc - ADR              23,400       622,206





*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
---------------------------------------



                                                                      Principal
Fixed Income Securities                        Coupon     Maturity    Amount           Value
-------------------------------------          --------   ----------  ------------     -------------
AEROSPACE/DEFENSE - 0.5%
 Goodrich Corp.                                   6.800   02/01/2018  $  1,000,000     $   1,094,223
 Northrop Grumman                                 6.250   01/15/2010       750,000           785,171

AGRICULTURE - 0.5%
 Monsanto Co.                                     7.375   08/15/2012     1,250,000         1,439,666

AUTO MANUFACTURERS - 0.8%
 DaimlerChrysler                                  7.300   01/15/2012     1,000,000         1,090,351
 Ford Motor Co.                                   6.500   08/01/2018       500,000           455,521
 General Motors Corp.                             8.250   07/15/2023     1,500,000         1,295,751

BANKS - 2.8%
 ABN Amro Bank NV                                 7.300   12/01/2026     1,000,000         1,037,090
 Bank of America Corp.                            7.750   08/15/2015     1,250,000         1,490,963
 Bank One Corp.                                  10.000   08/15/2010       750,000           927,501
 Bankers Trust Corp.                              7.500   11/15/2015     1,000,000         1,142,077
 Comerica Bank                                    7.125   12/01/2013     1,050,000         1,135,586
 Dresdner Bank AG                                 7.250   09/15/2015     1,000,000         1,152,907
 Republic New York Corp.                          7.000   03/22/2011       500,000           550,125
 Santander Financial Issuances                    6.375   02/15/2011     1,000,000         1,074,656
 Swiss Bank Corp.                                 7.375   07/15/2015     1,000,000         1,174,841

BEVERAGES - 0.4%
 Anheuser-Busch Cos., Inc.                        7.125   07/01/2017     1,000,000         1,076,502

COMMERICAL SERVICES - 0.4%
 Hertz Corp.                                      6.625   05/15/2008     1,000,000           999,707
 Quebecor World Capital Corp.                     6.125   11/15/2013       500,000           507,607


See Notes To Financial Statements





ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
---------------------------------------

                                                                      Principal
Fixed Income Securities                        Coupon     Maturity    Amount           Value
-----------------------------------------      --------   ----------  ------------     -------------
DIVERSIFIED FINANCIAL SERVICES - 3.4%
 Bear Stearns Cos., Inc.                          4.500   10/28/2010  $  1,000,000     $     982,951
 Capital One Financial Corp.                      4.800   02/21/2012     1,000,000           971,343
 CitiFinancial                                    6.625   06/01/2015     1,250,000         1,359,616
 Ford Motor Credit Co.                            7.375   10/28/2009       500,000           502,185
 General Electric Capital Corp.                   5.000   03/30/2019     1,000,000           926,878
 Goldman Sachs Group, Inc.                        6.875   01/15/2011     1,000,000         1,090,746
 HSBC Finance Corp.                               6.375   08/01/2010     1,000,000         1,069,533
 Jefferies Group, Inc.                            7.750   03/15/2012     1,500,000         1,687,362
 JP Morgan Chase & Co.                            5.250   05/01/2015     1,000,000           996,094
 Morgan Stanley                                   6.750   10/15/2013     1,000,000         1,101,793
 Morgan Stanley                                   4.750   04/01/2014     1,000,000           952,119

ELECTRIC - 2.8%
 Commonwealth Edison Co.                          6.950   07/15/2018     1,250,000         1,394,495
 Constellation Energy Grp., Inc                   4.550   06/15/2015     1,250,000         1,172,486
 Dominion Resources, Inc./VA                      7.195   09/15/2014     1,000,000         1,134,090
 Duke Energy Corp.                                5.300   10/01/2015     1,000,000         1,006,713
 Jersey Central Power & Light                     6.750   11/01/2025       750,000           762,362
 Northern States Power Co.                        8.000   08/28/2012     1,000,000         1,190,741
 TXU Electric Delivery Co.                        6.375   01/15/2015     1,000,000         1,077,468
 Progress Energy, Inc.                            7.100   03/01/2011       750,000           822,572
 PSEG Power LLC                                   5.500   12/01/2015     1,000,000         1,005,850

ELECTRONICS - 0.3%
 Koninklijke Philips Electronic                   7.250   08/15/2013     1,000,000         1,136,325

FOREIGN GOVERNMENT - 0.3%
 Nova Scotia Province of                          7.250   07/27/2013     1,000,000         1,167,983


See Notes To Financial Statements










ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
---------------------------------------


                                                                      Principal
Fixed Income Securities                        Coupon     Maturity    Amount           Value
------------------------------------           --------   ----------  ------------     -------------
FOREST PRODUCTS & PAPER - 0.3%
 International Paper Co.                          5.300   04/01/2015  $  1,000,000     $     996,926

GAS - 0.3%
 KeySpan Corp.                                    4.650   04/01/2013     1,000,000           979,363

HOME FURNISHINGS - 0.3%
 Whirlpool Corp.                                  7.750   07/15/2016     1,000,000         1,167,876

INSURANCE - 1.6%
 Allstate Corp./The                               7.500   06/15/2013     1,000,000         1,159,039
 Hartford Financial Services                      7.300   11/01/2015     1,000,000         1,116,521
 Lion Connecticut Holdings, Inc                   6.750   09/15/2013     1,000,000         1,075,162
 MBIA, Inc.                                       9.375   02/15/2011       950,000         1,176,261
 Ohio National Financial*                         7.000   07/15/2011     1,000,000         1,089,635

INVESTMENT COMPANIES - 0.3%
 Credit Suisse First Boston USA                   6.500   01/15/2012     1,000,000         1,082,030

LEISURE TIME - 0.3%
 Sabre Holdings Corporation                       7.350   08/01/2011     1,000,000         1,110,118

LODGING - 0.4%
 Hilton Hotels Corp.                              7.200   12/15/2009       750,000           817,225
 Mirage Resorts, Inc.                             7.250   08/01/2017       500,000           500,000

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                              8.000   05/01/2023       500,000           629,312
 Deere & Co.                                      8.950   06/15/2019     1,000,000         1,152,307

MEDIA - 1.3%
 CBS Corp.                                        8.625   08/01/2012     1,000,000         1,193,644
 Comcast Cable Communications                     7.125   06/15/2013     1,000,000         1,112,484
 COX Communications, Inc.                         6.850   01/15/2018     1,050,000         1,081,429
 News America Holdings                            8.000   10/17/2016     1,000,000         1,181,738

MINING - 0.2%
 BHP Finance USA Ltd.                             7.250   03/01/2016       500,000           578,956


See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
----------------------------------------

                                                                      Principal
Fixed Income Securities                        Coupon     Maturity    Amount           Value
-----------------------------------            --------   ----------  ------------     -------------
MORTGAGE BACKED - 4.5%
 Ginnie Mae                                       5.500   07/20/2033  $  1,807,577     $   1,823,865
 Ginnie Mae                                       5.000   09/20/2033     1,266,198         1,249,163
 Ginnie Mae                                       5.500   05/20/2034     1,356,418         1,368,280
 Ginnie Mae                                       5.500   06/20/2034     1,858,380         1,874,632
 Ginnie Mae                                       5.500   07/15/2034       904,547           913,588
 Ginnie Mae                                       5.500   08/20/2034     1,857,695         1,873,941
 Ginnie Mae                                       5.500   09/15/2034     1,457,945         1,472,517
 Ginnie Mae                                       5.500   11/20/2034     2,444,209         2,465,583
 Ginnie Mae                                       5.500   03/15/2035     2,000,000         2,020,086

OIL & GAS - 1.3%
 Husky Oil Co.                                    7.550   11/15/2016       720,000           824,931
 Kerr-McGee Corp.                                 7.000   11/01/2011       950,000           951,472
 Louisiana Land & Exploration                     7.625   04/15/2013     1,000,000         1,139,182
 Noble Drilling Corp.                             7.500   03/15/2019     1,500,000         1,725,888

RETAIL - 1.2%
 Autozone, Inc.                                   5.500   11/15/2015     1,000,000           961,098
 Darden Restaurants, Inc.                         7.125   02/01/2016     1,000,000         1,131,104
 May Department Stores                            7.450   09/15/2011     1,000,000         1,113,851
 McDonald's Corp.                                 7.050   11/15/2025     1,000,000         1,047,660

SOFTWARE - 0.3%
 First Data Corporation                           4.700   08/01/2013     1,000,000           976,376

TELECOMMUNICATIONS - 2.2%
 Ameritech Capital Funding                        6.450   01/15/2018     1,250,000         1,348,429
 Bell Canada                                      9.500   10/15/2010     1,200,000         1,455,136
 Deutsche Telekom International                   8.500   06/15/2010     1,500,000         1,725,120
 GTE Corp.                                        6.840   04/15/2018       500,000           549,675
 GTE Corp.                                        7.900   02/01/2027     1,000,000         1,076,403
 Vodafone Group Plc                               5.375   01/30/2015     1,500,000         1,518,027


See Notes To Financial Statements








ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
---------------------------------------


Fixed Income Securities and                                           Principal
Repurchase Agreement                           Coupon     Maturity    Amount           Value
--------------------------------------         --------   ---------   ------------     -------------
TRANSPORTATION - 0.5%
 FedEx Corp.                                      8.760   05/22/2015  $  1,500,000     $   1,727,895

U.S. GOVERNMENT - 0.4%
 U.S. Treasury                                    3.625   01/15/2010     1,500,000         1,464,083

U.S. GOVERNMENT AGENCIES - 6.9%
 Fannie Mae                                       5.500   12/09/2014     1,500,000         1,498,594
 Fannie Mae                                       5.610   03/23/2015     1,500,000         1,496,250
 Fannie Mae                                       5.400   02/23/2017     3,000,000         2,964,375
 Fannie Mae                                       5.000   12/16/2019     1,500,000         1,473,750
 Fannie Mae                                       5.000   12/30/2019     2,000,000         1,962,500
 Fannie Mae                                       5.700   02/18/2020     1,500,000         1,485,469
 Fannie Mae                                       5.610   02/24/2020     1,000,000           986,875
 Fannie Mae                                       5.750   07/30/2023     1,000,000           991,563
 Federal Home Loan Bank System                    5.450   04/16/2018     2,000,000         1,973,125
 Federal Home Loan Bank System                    5.400   05/21/2018     1,000,000           975,938
 Federal Home Loan Bank System                    5.750   10/15/2019     1,000,000           992,188
 Freddie Mac                                      5.375   12/15/2014     2,000,000         1,993,002
 Freddie Mac                                      5.700   03/11/2019     2,000,000         1,985,280
 Freddie Mac                                      5.000   02/25/2019     1,300,000         1,281,038
 Freddie Mac                                      5.270   09/06/2017     1,915,000         1,902,960

TOTAL FIXED-INCOME SECURITIES - 35.0%
 (Cost $119,061,988)                                                                     120,902,868

REPURCHASE AGREEMENT - 1.6%
 Fifth Third Bank, 2.50%, 4/1/05,
 dated 3/31/05, with maturity value of
 $5,515,441 (Collateralized by $5,858,428
 Federal Home Loan Mortgage Corp. obligation,
 4.00%,  7/1/18, market value $5,625,400)                                5,515,058         5,515,058
                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES - 99.7%
 (Cost $306,617,878)                                                                     344,785,541

OTHER ASSETS LESS LIABILITIES - 0.3%                                                       1,146,496
                                                                                       -------------
TOTAL NET ASSETS - 100.0%                                                              $ 345,932,037
                                                                                       =============


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities a considered liquid and may be resold in transactions exempt from registration. At March 31, 2005, the aggregate market value of these securities amounted to $1,089,635 or .31% of net assets.

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
-----------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
----------------------------------------       -----------  -----------   -------------  -------------
AEROSPACE / DEFENSE - 0.5%
 Goodrich Corp.                                      6.800   02/01/2018   $     750,000  $     820,667
 Northrop Grumman                                    9.375   04/15/2021       1,000,000      1,325,383

AGRICULTURE - 0.6%
 Archer-Daniels-Midland Co.                          7.125   03/01/2013       1,000,000      1,134,785
 Archer-Daniels-Midland Co.                          8.375   04/15/2017       1,000,000      1,255,572

AUTO MANUFACTURERS - 1.5%
 Auburn Hills Trust                                 12.375   05/01/2020         400,000        599,038
 DaimlerChrysler                                     6.500   11/15/2013       2,500,000      2,599,938
 Ford Motor Co.                                      6.500   08/01/2018         500,000        455,521
 General Motors Corp.                                8.250   07/15/2023       1,500,000      1,295,751
 General Motors Corp.                                8.100   06/15/2024       1,000,000        872,776

AUTO PARTS & EQUIPMENT - 1.0%
 Meritor Automotive, Inc.                            6.800   02/15/2009       2,000,000      1,980,000
 Visteon Corp.                                       7.000   03/10/2014       2,500,000      2,125,000

BANKS - 7.1%
 Bank of America Corp.                               7.800   09/15/2016       1,000,000      1,198,779
 Bank of New York Co., Inc.                          4.600   06/15/2018       1,000,000        875,481
 Bankers Trust Corp.                                 7.500   11/15/2015       2,500,000      2,855,192
 Chase Capital I                                     7.670   12/01/2026       1,000,000      1,072,135
 Comerica Bank                                       7.125   12/01/2013       1,500,000      1,622,265
 Comerica Bank                                       8.375   07/15/2024         800,000        967,922
 Dresdner Bank AG                                    7.250   09/15/2015       2,500,000      2,882,268
 Federal Farm Credit Bank                            5.600   03/23/2015       3,000,000      3,000,938
 Fifth Third Bank                                    5.200   03/01/2019       2,500,000      2,372,890
 First Union Instit. Capital II                      7.850   01/01/2027       2,000,000      2,126,332
 HSBC America Capital Trust II*                      8.380   05/15/2027       1,000,000      1,093,476
 Mellon Capital II                                   7.995   01/15/2027       1,000,000      1,090,544
 NCNB Corp.                                         10.200   07/15/2015       1,000,000      1,366,434
 Republic New York Corp.                             9.125   05/15/2021       1,000,000      1,353,935
 Royal Bank of Scotland Group                        6.375   02/01/2011       2,113,000      2,286,141
 Santander Financial Issuances                       6.375   02/15/2011         750,000        805,992
 Swiss Bank Corp.                                    7.375   07/15/2015       1,000,000      1,174,841

BEVERAGES - 0.7%
 Anheuser-Busch Cos., Inc.                           7.125   07/01/2017       2,500,000      2,691,254




See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
-----------------------------------------      -----------  -----------   -------------  -------------
COMMERCIAL SERVICES - 2.9%
 Coinmach Corp.                                      9.000   02/01/2010   $   1,442,000  $   1,499,680
 Deluxe Corp.                                        5.125   10/01/2014       2,000,000      1,909,542
 Hertz Corp.                                         6.625   05/15/2008         950,000        949,722
 Quebecor World Capital Corp.                        6.125   11/15/2013       2,000,000      2,030,428
 United Rentals North America                        7.750   11/15/2013       2,250,000      2,182,500
 Valassis Communications, Inc.                       6.625   01/15/2009       2,550,000      2,698,497

COMPUTERS - 1.8%
 Computer Sciences Corp.                             5.000   02/15/2013       1,950,000      1,949,940
 Electronic Data Systems Corp.                       6.500   08/01/2013       2,500,000      2,556,708
 Unisys Corp.                                        6.875   03/15/2010       2,500,000      2,493,750

DIVERSIFIED FINANCIAL SERVICES - 7.2%
 Capital One Bank                                    6.500   06/13/2013       2,500,000      2,684,538
 Citicorp                                            7.250   10/15/2011       2,000,000      2,262,152
 E*Trade Financial Corp.*                            8.000   06/15/2011       2,500,000      2,575,000
 Ford Motor Credit Co.                               7.875   06/15/2010       1,000,000      1,018,081
 Gabelli Asset Management                            5.500   05/15/2013       1,000,000        965,318
 General Electric Capital Corp.                      5.000   03/30/2019       3,000,000      2,780,634
 Goldman Sachs Group LP *                            8.000   03/01/2013       1,000,000      1,167,117
 HSBC Finance Corp.                                  6.375   08/01/2010       1,000,000      1,069,533
 Jefferies Group, Inc.                               7.750   03/15/2012       2,250,000      2,531,043
 JPM Capital Trust II                                7.950   02/01/2027       1,000,000      1,074,143
 JP Morgan Chase & Co.                               6.625   03/15/2012         500,000        546,651
 Lehman Brothers Holdings, Inc.                      8.500   08/01/2015       2,000,000      2,449,748
 MBNA Corp.                                          5.000   06/15/2015       2,000,000      1,924,102
 Morgan Stanley Group, Inc.                          7.000   10/01/2013       1,000,000      1,098,495
 Morgan Stanley                                      6.750   10/15/2013       1,250,000      1,377,241
 Transamerica Capital II*                            7.650   12/01/2026       2,500,000      2,858,030

ELECTRIC - 3.8%
 Commonwealth Edison Co.                             6.950   07/15/2018       2,000,000      2,231,192
 Entergy Louisiana                                   5.090   11/01/2014       1,450,000      1,417,172
 Hydro Quebec                                        8.400   01/15/2022         300,000        411,272
 Indianapolis Power & Light                          7.050   02/01/2024       1,000,000      1,014,866
 Jersey Central Power & Light                        6.750   11/01/2025       1,500,000      1,524,725
 Ohio Power Co.                                      6.375   07/15/2033       2,000,000      2,062,466
 Oklahoma Gas & Electric                             7.300   10/15/2025       2,350,000      2,445,093
 Potomac Electric Power                              7.375   09/15/2025         500,000        521,965
 PSEG Power LLC                                      5.500   12/01/2015       1,500,000      1,508,775
 Reliant Energy HL&P                                 9.150   03/15/2021       1,300,000      1,779,709


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
---------------------------------------        -----------  -----------   -------------  -------------
ELECTRONICS - 1.8%
 Flextronics                                         6.500   05/15/2013   $   2,750,000  $   2,729,375
 Koninklijke Philips Electronic                      7.250   08/15/2013       2,000,000      2,272,650
 Thomas & Betts Corp.                                7.250   06/01/2013       2,000,000      2,123,944

ENGINEERING & CONSTRUCTION - 0.6%
 The Shaw Group, Inc.                               10.750   03/15/2010       2,000,000      2,170,000

ENVIRONMENTAL CONTROL - 0.5%
 Allied Waste North America                          7.375   04/15/2014       2,000,000      1,809,999

FOOD - 0.2%
 ConAgra Foods, Inc.                                 9.750   03/01/2021         500,000        708,715

FOREST PRODUCTS & PAPER - 1.8%
 Bowater, Inc.                                       9.500   10/15/2012         700,000        782,250
 Neenah Paper, Inc.*                                 7.375   11/15/2014       2,500,000      2,400,000
 Tembec Industries, Inc.                             8.500   02/01/2011       2,000,000      1,895,000
 Weyerhaeuser Co.                                    6.950   08/01/2017       1,955,000      2,189,909

HEALTHCARE-SERVICES - 1.2%
 HCA, Inc.                                           6.750   07/15/2013       2,000,000      2,048,566
 Radiologix, Inc.                                   10.500   12/15/2008       2,500,000      2,662,500

HOLDING COMPANIES-DIVERSIFIED - 0.6%
 Leucadia National Corp.                             7.000   08/15/2013       2,500,000      2,493,750

HOME BUILDERS - 1.5%
 Beazer Homes USA, Inc.                              8.375   04/15/2012       1,500,000      1,589,999
 K Hovnanian Enterprises, Inc.                       8.875   04/01/2012       2,000,000      2,140,000
 Standard-Pacific Corp.                              9.250   04/15/2012       2,000,000      2,260,000

INSURANCE - 5.2%
 Allstate Corp./The                                  7.500   06/15/2013       1,000,000      1,159,039
 Cigna Corp.                                         7.650   03/01/2023       1,500,000      1,736,829
 Cigna Corp.                                         7.875   05/15/2027       1,000,000      1,197,129
 Continental Corp.                                   8.375   08/15/2012         600,000        675,127
 Fidelity National Financial                         7.300   08/15/2011       2,500,000      2,684,045
 Hartford Financial Services                         7.300   11/01/2015       1,500,000      1,674,782
 Lincoln National Corp.                              7.000   03/15/2018         891,000        990,091
 Lion Connecticut Holdings, Inc                      7.250   08/15/2023       1,000,000      1,145,922



See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
--------------------------------------         -----------  -----------   -------------  -------------
INSURANCE - 5.2% (Continued)
 Lion Connecticut Holdings, Inc                      6.750   09/15/2013   $   1,000,000  $   1,075,161
 Loews Corp.                                         8.875   04/15/2011       1,000,000      1,158,201
 MBIA, Inc.                                          9.375   02/15/2011         750,000        928,627
 Ohio National Financial *                           7.000   07/15/2011       2,000,000      2,179,270
 Provident Cos, Inc.                                 7.000   07/15/2018       2,500,000      2,561,383
 Travelers Property Casualty                         7.750   04/15/2026       1,000,000      1,214,267

INVESTMENT COMPANIES - 0.7%
 Credit Suisse First Boston USA                      6.125   11/15/2011       2,500,000      2,652,368

LEISURE TIME - 1.3%
 Royal Carribean Cruises Ltd.                        8.750   02/02/2011       2,500,000      2,840,625
 Sabre Holdings Corporation                          7.350   08/01/2011       2,000,000      2,220,236

LODGING - 3.4%
 Hilton Hotels Corp.                                 7.500   12/15/2017       2,100,000      2,407,161
 ITT Corp.                                           7.375   11/15/2015       2,000,000      2,150,000
 Mandalay Resort Group                              10.250   08/01/2007       1,500,000      1,631,250
 Mandalay Resort Group                               7.625   07/15/2013         450,000        472,500
 Mirage Resorts, Inc.                                7.250   08/01/2017       3,000,000      3,000,000
 MTR Gaming Group, Inc.                              9.750   04/01/2010       1,750,000      1,907,500
 Station Casinos, Inc.                               6.875   03/01/2016       2,000,000      2,002,500

MACHINERY-DIVERSIFIED - 0.5%
 Clark Equipment Co.                                 8.000   05/01/2023         500,000        629,313
 Deere & Co.                                         8.950   06/15/2019       1,000,000      1,152,307

MEDIA - 5.3%
 ABC, Inc.                                           8.750   08/15/2021       1,242,000      1,607,562
 CBS Corp.                                           8.625   08/01/2012         750,000        895,233
 COX Communications, Inc.                            6.850   01/15/2018       1,250,000      1,287,415
 COX Enterprises, Inc.*                              7.375   07/15/2027       1,000,000      1,057,031
 CSC Holdings, Inc.                                  7.625   04/01/2011       2,000,000      2,080,000
 Echostar DBS Corp.*                                 6.625   10/01/2014       3,000,000      2,898,750
 News America Holdings                               8.000   10/17/2016       1,000,000      1,181,738
 News America Holdings                               8.250   08/10/2018       1,000,000      1,208,020
 Rogers Cable, Inc.                                  6.250   06/15/2013       2,000,000      1,940,000
 Tele-Comm.-TCI Group                                9.800   02/01/2012       2,000,000      2,506,882
 Time Warner Cos., Inc.                              9.125   01/15/2013       1,000,000      1,235,614
 Time Warner Cos., Inc.                              7.250   10/15/2017       1,000,000      1,133,955
 Turner Broadcasting System                          8.375   07/01/2013         750,000        893,078
 Walt Disney Co.                                     6.300   01/25/2022       1,000,000        986,104

See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
---------------------------------------        -----------  -----------   -------------- -------------
MINING - 1.1%
 CRA Finance Ltd.                                    7.125   12/01/2013   $     500,000  $     562,274
 Freeport-McMoRan                                    6.875   02/01/2014       2,000,000      1,970,000
 Placer Dome, Inc.                                   7.750   06/15/2015       1,500,000      1,748,255

MORTGAGE BACKED - 7.1%
 Ginnie Mae                                          5.500   06/20/2033       2,195,140      2,214,920
 Ginnie Mae                                          5.500   07/20/2033       1,175,210      1,185,800
 Ginnie Mae                                          5.000   09/20/2033       1,688,264      1,665,551
 Ginnie Mae                                          5.500   05/20/2034       2,712,835      2,736,559
 Ginnie Mae                                          5.500   06/20/2034       2,812,006      2,836,597
 Ginnie Mae                                          5.500   07/15/2034         904,547        913,588
 Ginnie Mae                                          5.500   07/20/2034       1,853,871      1,870,083
 Ginnie Mae                                          5.500   08/20/2034       2,786,543      2,810,911
 Ginnie Mae                                          5.500   09/15/2034       2,915,890      2,945,034
 Ginnie Mae                                          5.500   09/20/2034       2,820,457      2,845,122
 Ginnie Mae                                          5.500   10/20/2034       2,889,180      2,914,446
 Ginnie Mae                                          5.500   11/20/2034       2,933,050      2,958,700

OIL & GAS - 4.2%
 Burlington Resources, Inc.                          9.125   10/01/2021         700,000        942,237
 ConocoPhillips                                      7.125   03/15/2028       1,000,000      1,066,110
 Husky Oil Co.                                       7.550   11/15/2016       2,000,000      2,291,476
 Kerr-McGee Corp.                                    7.000   11/01/2011       2,200,000      2,203,408
 Louisiana Land & Exploration                        7.625   04/15/2013       1,000,000      1,139,182
 Louisiana Land & Exploration                        7.650   12/01/2023         750,000        913,625
 Noble Drilling Corp.                                7.500   03/15/2019       2,000,000      2,301,184
 Ocean Energy, Inc.                                  7.500   09/15/2027       2,000,000      2,310,050
 Parker Drilling Co.                                10.125   11/15/2009         299,000        314,324
 Pride International, Inc.                           7.375   07/15/2014       2,070,000      2,194,200
 USX Corp.                                           9.375   02/15/2012         750,000        929,576


See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
------------------------------------           -----------  -----------   -------------  -------------
PHARMACEUTICALS - 0.5%
 Biovail Corp.                                       7.875   04/01/2010   $   2,000,000  $   1,990,000

RETAIL - 2.4%
 Autozone, Inc.                                      5.500   11/15/2015       2,500,000      2,402,747
 Darden Restaurants, Inc.                            7.125   02/01/2016       2,000,000      2,262,208
 May Department Stores Co./The                       8.300   07/15/2026       2,000,000      2,120,836
 McDonald's Corp.                                    7.310   09/15/2027       2,500,000      2,643,280

SEMICONDUCTORS - 0.3%
 Amkor Technology, Inc.                              7.750   05/15/2013       1,500,000      1,259,999

TELECOMMUNICATIONS - 4.4%
 Bell Canada                                         9.500   10/15/2010       2,250,000      2,728,379
 CenturyTel Inc                                      5.000   02/15/2015       2,000,000      1,874,398
 Deutsche Telekom International                      8.500   06/15/2010       1,000,000      1,150,080
 GCI, Inc.                                           7.250   02/15/2014       2,500,000      2,425,000
 GTE Corp.                                           6.840   04/15/2018       1,000,000      1,099,349
 GTE Corp.                                           8.750   11/01/2021       1,500,000      1,898,711
 Nextel Communications, Inc.                         5.950   03/15/2014       2,000,000      1,990,000
 Pacific Bell                                        6.875   08/15/2023       1,000,000      1,011,078
 Rogers Wireless, Inc.                               9.750   06/01/2016       1,000,000      1,180,000
 Rogers Wireless Comm., Inc.*                        6.375   03/01/2014       1,500,000      1,455,000
 Southwestern Bell Telephone                         6.625   09/01/2024       1,000,000      1,010,973

TRANSPORTATION - 3.2%
 Burlington Northern, Inc.                           8.750   02/25/2022       1,500,000      1,976,171
 FedEx Corp.                                         7.630   01/01/2015       1,000,000      1,076,940
 FedEx Corp.                                         8.760   05/22/2015         750,000        863,948
 Gulfmark Offshore, Inc.*                            7.750   07/15/2014       1,500,000      1,545,000
 Ship Finance International Ltd                      8.500   12/15/2013       2,475,000      2,450,250
 Stagecoach Transport Plc                            8.625   11/15/2009         500,000        565,000
 Teekay Shipping Corp.                               8.875   07/15/2011       2,250,000      2,508,750
 Union Pacific Corp.                                 8.350   05/01/2025       1,500,000      1,566,030

TRUCKING & LEASING - 0.5%
 Interpool, Inc.                                     7.350   08/01/2007       2,000,000      2,060,000

See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                                           Principal
Fixed Income Securities                        Coupon       Maturity       Amount         Value
--------------------------------------         -----------  -----------   -------------   ------------
U.S. GOVERNMENT - 0.3%
 U.S. Treasury                                       4.000   11/15/2012   $   1,000,000  $     976,250

U.S. GOVERNMENT AGENCIES - 17.6%
 Fannie Mae                                          5.250   01/21/2014       2,000,000      1,974,375
 Fannie Mae                                          5.400   02/25/2015       2,000,000      1,967,500
 Fannie Mae                                          5.330   02/25/2015       2,000,000      1,986,875
 Fannie Mae                                          5.610   03/23/2015       3,000,000      2,992,500
 Fannie Mae                                          6.000   04/22/2015       2,000,000      2,005,625
 Fannie Mae                                          5.250   12/30/2015       2,000,000      1,977,500
 Fannie Mae                                          5.400   02/23/2017       2,500,000      2,470,313
 Fannie Mae                                          5.250   02/24/2017       2,000,000      1,963,750
 Fannie Mae                                          5.500   02/28/2017       2,000,000      1,987,500
 Fannie Mae                                          5.400   05/14/2018       3,000,000      2,903,438
 Fannie Mae                                          5.250   05/29/2018       1,000,000        976,250
 Fannie Mae                                          5.375   07/16/2018       1,000,000        973,125
 Fannie Mae                                          5.500   07/30/2018       1,500,000      1,461,094
 Fannie Mae                                          5.660   08/06/2018       1,000,000        994,688
 Fannie Mae                                          5.000   12/16/2019       2,000,000      1,965,000
 Fannie Mae                                          5.750   07/30/2023       2,000,000      1,983,125
 Fannie Mae                                          6.000   10/16/2023       1,000,000        994,688
 Fannie Mae                                          6.000   02/26/2024       2,000,000      1,988,125
 Fannie Mae                                          6.000   09/20/2024       3,000,000      2,987,813
 Federal Home Loan Bank System                       5.730   02/20/2018       2,000,000      1,992,500
 Federal Home Loan Bank System                       5.450   04/16/2018       2,000,000      1,973,125
 Federal Home Loan Bank System                       5.600   04/30/2018       2,000,000      1,983,750
 Federal Home Loan Bank System                       5.400   05/21/2018       2,000,000      1,951,875
 Federal Home Loan Bank System                       5.000   05/25/2018       1,000,000        928,750
 Federal Home Loan Bank System                       5.050   06/18/2018       2,500,000      2,359,375
 Federal Home Loan Bank System                       5.080   07/16/2018       1,000,000        958,438
 Federal Home Loan Bank System                       5.650   03/11/2019       3,000,000      2,972,813
 Federal Home Loan Bank System                       5.800   11/18/2019       2,000,000      1,975,000
 Federal Home Loan Bank System                       5.625   02/18/2020       3,000,000      2,964,375
 Freddie Mac                                         5.375   12/15/2014       2,000,000      1,993,002
 Freddie Mac                                         5.500   12/29/2016       2,000,000      1,991,072
 Freddie Mac                                         5.000   01/31/2017       2,500,000      2,475,800

See Notes To Financial Statements






ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------



Fixed Income Securities, Preferred Stock                                   Shares/
and Repurchase Agreement                       Coupon       Maturity       Principal      Value
----------------------------------------       -----------  -----------   -------------  -------------
U.S. GOVERNMENT AGENCIES - 17.6% (Continued)
 Freddie Mac                                         5.000   02/25/2019   $   2,000,000  $   1,970,828
 Freddie Mac                                         5.500   03/18/2019       2,500,000      2,462,860
 Freddie Mac                                         6.500   06/14/2024       2,000,000      2,034,968

WATER  - 0.5%
 United Utilities PLC                                5.375   02/01/2019       2,000,000      1,929,708

TOTAL FIXED INCOME SECURITIES - 93.8%
 (Cost $360,738,904)                                                                       369,849,862

TOTAL PREFERRED STOCK - 4.0%
 ABN AMRO Capital Fund VII                           6.080                       80,000      1,954,400
 Citigroup Capital IX                                6.000   02/14/2033          75,800      1,854,067
 Fleet Capital Trust IX                              6.000   08/01/2033          69,700      1,721,590
 Georgia Power Co.                                   6.000   10/15/2033          60,100      1,497,692
 HSBC Finanace Corp.                                 6.000   11/30/2033          80,000      1,962,400
 Morgan Stanley Capital Trust V                      5.750   07/15/2033          80,000      1,838,400
 National Rural Util Coop Fin.                       6.100   02/01/2044          80,000      1,926,400
 PLC Capital Trust V                                 6.125   01/27/2034          40,000        972,000
 Wells Fargo Capital IX                              5.625   04/08/2034          80,000      1,875,200
 (Cost $16,215,900)

REPURCHASE AGREEMENT - 1.5%
 Fifth Third Bank, 2.50%, 4/1/05,
 dated 3/31/05, with maturity value of
 $5,917,415 (Collateralized by $6,285,673
 Federal Home Loan Mortgage Corp.
 obligation, 4.0%, 7/1/18,
 market value $6,035,920)                                                     5,917,005      5,917,005
                                                                                           -----------
TOTAL INVESTMENTS IN SECURITIES - 99.3%
 (Cost $382,871,809)                                                                       391,369,016

OTHER ASSETS LESS LIABILITIES - 0.7%                                                         2,629,260
                                                                                           -----------
TOTAL NET ASSETS - 100.0%                                                                $ 393,998,276
                                                                                         =============


* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2005, the aggregate market value of these securities amounted to $19,228,674 or 4.88% of net assets.

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------



Common Stock                         Shares    Value         Common Stock                         Shares    Value
-------------------------------      --------  ------------  -------------------------------      --------  -------------
ADVERTISING - 1.0%                                           DIVERSIFIED FINANCIAL SERVICES - 4.9%
 Omnicom Group                          5,300  $    468,891   Bear Stearns Cos., Inc./The            3,900  $     389,337
                                                              Capital One Financial Corp.            5,500        410,960
AEROSPACE / DEFENSE - 0.8%                                    Citigroup, Inc.                       13,866        622,999
 United Technologies Corp.              3,600       365,724   MBNA Corp.                            16,300        400,328
                                                              SLM Corp.                              8,000        398,240
APPAREL - 1.7%
 Coach, Inc.*                           7,200       407,592  ENTERTAINMENT - 0.8%
 Nike, Inc.                             4,600       383,180   International Game Technology         13,300        354,312

BANKS - 3.5%                                                 FOOD - 2.7%
 Bank of America Corp.                  8,800       387,640   General Mills, Inc.                    8,500        417,690
 Fifth Third Bancorp                    9,000       388,170   Sysco Corp.                           13,300        475,874
 Synovus Financial Corp.               16,900       470,665   WM Wrigley Jr. Co.                     5,600        367,360
 Wells Fargo & Co.                      6,400       382,976
                                                             HEALTHCARE-PRODUCTS - 6.0%
BEVERAGES - 2.4%                                              Becton Dickinson & Co.                 3,000        174,930
 Anheuser-Busch Cos., Inc.              8,850       419,313   Biomet, Inc.                           8,300        301,290
 Coca-Cola Co./The                      8,550       356,108   Boston Scientific Corp.*               9,400        275,608
 PepsiCo, Inc.                          6,600       349,932   Johnson & Johnson                     10,300        691,954
                                                              Medtronic, Inc.                        9,800        499,310
BIOTECHNOLOGY - 1.3%                                          St. Jude Medical, Inc.*               10,000        360,150
 Amgen, Inc.*                          10,400       605,384   Stryker Corp.                          9,600        428,352

CHEMICALS - 1.0%                                             HEALTHCARE-SERVICES - 2.4%
 Ecolab, Inc.                          13,500       445,905   Quest Diagnostics                      4,600        483,552
                                                              UnitedHealth Group, Inc.               6,600        629,508
COMMERCIAL SERVICES - 4.2%
 Apollo Group, Inc.*                    4,600       341,228  INSURANCE - 5.4%
 Cendant Corp.                         18,000       369,360   AMBAC Financial Group, Inc.            6,000        448,380
 H & R Block, Inc.                      7,300       369,380   American International Group           8,087        448,182
 McKesson Corp.                        11,300       426,575   Berkshire Hathaway, Inc.*                  5        434,101
 Paychex, Inc.                         12,800       420,352   Cincinnati Financial Corp.             9,000        391,995
                                                              Progressive Corp./The                  5,500        504,625
COMPUTERS - 4.1%                                              Torckmark                              5,000        260,750
 Dell, Inc.*                           13,300       510,986
 Lexmark International, Inc.*           5,400       431,838  INTERNET - 3.6%
 Network Appliance, Inc.*              11,000       304,150   Amazon.Com, Inc.*                      7,000        239,820
 SunGard Data Systems, Inc.*           18,800       648,036   eBay, Inc.*                           16,800        625,968
                                                              Yahoo!, Inc.*                         13,200        448,272
COSMETICS/PERSONAL CARE - 2.0%                                Symantec Corp.*                       17,000        362,610
 Avon Products, Inc.                    7,000       300,300
 Procter & Gamble Co.                  12,000       636,000  LEISURE TIME - 0.9%
                                                              Harley-Davidson, Inc.                  7,300        421,575

                                                             LODGING - 0.9%
                                                              Harrah's Entertainment                 6,050        390,770
See Notes To Financial Statements







ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
------------------------------------------------


                                                             Common Stock and                     Shares/
Common Stock                         Shares    Value         Repurchase Agreement                 Principal Value
--------------------------------     --------  ------------  -------------------------------      --------- -------------
MEDIA - 4.9%                                                 SEMICONDUCTORS - 6.9% (Continued)
 Clear Channel Communications          10,700  $    369,204   Kla-Tencor Corp.                      10,000  $     460,000
 Comcast Corp.*                        13,000       434,720   Linear Technology Corp.               12,900        494,070
 Comcast Corp.*                         2,500        84,450   Maxim Integrated Products             11,000        448,910
 Time Warner, Inc.*                    15,550       272,592   QLogic Corp.*                         10,500        425,250
 Tribune Co.                            8,800       350,592   Xilinx, Inc.                          13,000        379,990
 Univision Communications, Inc*        15,100       417,666
 Walt Disney Co.                       10,100       290,072  SOFTWARE - 6.9%
                                                              Adobe Systems, Inc.                    6,700        450,039
MISCELLANEOUS MANUFACTURING - 4.3%                            Citrix Systems, Inc.*                 19,000        452,580
 3M Co.                                 5,300       453,892   Electronic Arts, Inc.*                10,200        529,584
 Danaher Corp.                          8,100       432,297   First Data Corp.                      11,600        456,344
 General Electric Co.                  21,200       764,472   Fiserv, Inc.*                         13,300        529,207
 Tyco International                     9,200       310,960   Microsoft Corp.                       22,200        536,130
                                                              Oracle Corp.*                         19,100        238,559
OIL & GAS - 3.1%
 ChevronTexaco Corp.                    6,700       390,610  TELECOMMUNICATIONS - 3.3%
 EOG Resources, Inc.                   10,600       516,538   Cisco Systems, Inc.*                  38,400        686,976
 Exxon Mobil Corp.                      8,494       507,262   Qualcomm, Inc.                        11,800        432,234
                                                              Scientific-Atlanta                    14,000        394,940
PHARMACEUTICALS - 4.8%
 Cardinal Health, Inc.                  7,500       418,425  TEXTILES - 1.0%
 Express Scripts, Inc.*                 5,600       488,264   Cintas Corp.                          11,400        470,934
 Forest Laboratories, Inc.*             8,300       306,353
 Gilead Sciences, Inc.*                10,100       361,580  TRANSPORTATION - 0.6%
 Pfizer, Inc.                          24,075       632,210   United Parcel Service, Inc.            4,100        298,070

RETAIL - 11.5%                                               U.S. GOVERNMENT AGENCIES - 1.5%
 Autozone, Inc.*                        5,300       454,210   Fannie Mae                             7,100        386,524
 Bed Bath & Beyond, Inc.*              11,500       420,555   Freddie Mac                            4,800        303,360
 Best Buy Co., Inc.                     8,100       437,481                                                    ----------
 Home Depot, Inc.                      12,600       481,698  TOTAL COMMON STOCK - 99.2%
 Kohl's Corp.*                          7,100       366,928   (Cost $44,781,311)                               45,621,964
 Lowe's Cos., Inc.                      8,300       473,432
 Staples, Inc.                         13,900       436,460  REPURCHASE AGREEMENT - 0.7%
 Starbucks Corp.*                       6,800       351,968   Fifth Third Bank, 2.50%, 4/1/05,
 Target Corp.                           8,400       420,252   dated 3/31/05, with maturity value of
 TJX Cos., Inc.                         9,700       238,911   $319,901 (Collateralized by $340,320
 Walgreen Co.                          11,900       528,479   Fderal Home Loan Mortgage Corp.
 Wal-Mart Stores, Inc.                 13,400       671,206   obligation, 4.0%, 7/1/18,
                                                              market value $326,798)             $ 319,879        319,879
SAVINGS & LOAN - 0.8%                                                                                          ----------
 Golden West Financial                  6,250       377,875  TOTAL INVESTMENTS IN SECURITIES - 99.9%
                                                              (Cost $45,101,190)                               45,941,843
SEMICONDUCTORS - 6.9%
 Analog Devices, Inc.                  12,400       448,012  OTHER ASSETS LESS LIABILITIES - 0.1%                  24,088
 Intel Corp.                           21,100       490,153                                                    ----------
                                                             TOTAL NET ASSETS - 100.0%                      $  45,965,931
* Securities are non-income producing                                                                       =============

See Notes To Financial Statements


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 26, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 26, 2005



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 26, 2005